Huntington Balanced Allocation Fund | Summary, Huntington Funds

THE HUNTINGTON FUNDS

HUNTINGTON BALANCED

ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE PROSPECTUS DATED MAY 2, 2011

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF CHANGES TO THE HUNTINGTON BALANCED ALLOCATION FUND

AS OF THE DATE OF THIS SUPPLEMENT, PLEASE REPLACE THE FIRST

SENTENCE OF THE “PRINCIPAL INVESTMENT STRATEGY” SECTION ON PAGE 103

WITH THE FOLLOWING:

Principal Investment Strategy
The Fund seeks to achieve its objective by investing exclusively in a combination of the following underlying Huntington Funds (the “Underlying Funds”): Huntington Disciplined Equity Fund, Huntington Dividend Capture Fund, Huntington Global Select Markets Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Money Market Fund, Huntington Situs Fund, Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund; with an asset allocation target of 60% Equity and 40% Income, which may include up to 15% in Money Market instruments.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810695
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 16, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 16, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011
Huntington Balanced Allocation Fund | Summary, Huntington Funds
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hf810695_SupplementTextBlock

THE HUNTINGTON FUNDS

HUNTINGTON BALANCED

ALLOCATION FUND

SUPPLEMENT DATED DECEMBER 16, 2011 TO THE PROSPECTUS DATED MAY 2, 2011

(CLASS A SHARES AND TRUST SHARES)

NOTICE OF CHANGES TO THE HUNTINGTON BALANCED ALLOCATION FUND

AS OF THE DATE OF THIS SUPPLEMENT, PLEASE REPLACE THE FIRST

SENTENCE OF THE “PRINCIPAL INVESTMENT STRATEGY” SECTION ON PAGE 103

WITH THE FOLLOWING:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Supplement Strategy Narrative [Text Block]	hf810695_SupplementStrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing exclusively in a combination of the following underlying Huntington Funds (the “Underlying Funds”): Huntington Disciplined Equity Fund, Huntington Dividend Capture Fund, Huntington Global Select Markets Fund, Huntington Growth Fund, Huntington Income Equity Fund, Huntington International Equity Fund, Huntington Macro 100 Fund, Huntington Mid Corp America Fund, Huntington New Economy Fund, Huntington Money Market Fund, Huntington Situs Fund, Huntington Fixed Income Securities Fund, Huntington Intermediate Government Income Fund, Huntington Mortgage Securities Fund, Huntington Ohio Tax-Free Fund, and Huntington Short/Intermediate Fixed Income Securities Fund; with an asset allocation target of 60% Equity and 40% Income, which may include up to 15% in Money Market instruments.